OTHER CURRENT ASSETS	12 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 7. OTHER CURRENT ASSETS

Other current assets consist of the following:

	June 30, 2023	June 30, 2022
Intelligent Fingerprinting Limited note receivable	$—	$500,445
Prepayments	359,953	116,525
Goods and services tax receivable	20,418	57,746
Deposits	118,193	46,602
Deferred charges	34,100	-
Other receivables	20,127	25,443
Total	$552,791	$746,761